Expenses by nature (Tables)	3 Months Ended
Mar. 31, 2021
Analysis of income and expense [abstract]
Disclosure Of Detailed Information About Expenses By Nature Explanatory
The following table summarizes Research and development expenses (“R&D”), S&M expenses and G&A expenses for the three months ended March 31, 2021 and 2020:

(in KUSD)	Three months ended March 31,
R&D	2021	2020
External costs (1)	24,306	26,139
Employee expense (2)	14,866	9,236
R&D expenses	39,172	35,375

S&M
External costs	5,290	1,740
Employee expense (2)	8,621	888
S&M expenses	13,911	2,628

G&A
External costs (1)	4,733	2,240
Employee expense (2)	12,849	3,642
G&A expenses	17,582	5,882
(1) Includes depreciation expense
(2) Includes share-based compensation expense